Leases (Details) - Summary of Annual Minimum Lease Payments of the Finance Lease Liability - One Energy Enterprises Inc [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2024	$ 133,272	$ 22,716
2025	177,696	22,716
2026	177,696	22,716
2027	20,487	7,572
2028	0	0
Thereafter	0	0
Total future minimum lease obligations	509,151	75,720
Less: imputed interest on finance lease liabilities	(68,084)	(10,332)
Finance lease liability – current	145,693	17,645	$ 16,159
Finance lease liability – non-current	$ 295,374	$ 47,743	$ 65,388